AQR FUNDS

Supplement dated August 1, 2022 (“Supplement”)

to the Class I Shares, Class N Shares, and Class R6 Shares Prospectus

dated May 1, 2022, as amended (the “Prospectus”),

of the AQR Alternative Risk Premia Fund and AQR Style Premia Alternative Fund (the “Funds”)

This Supplement updates certain information contained in the Prospectus. Please review this important information carefully. You may obtain copies of each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective August 31, 2022:

•	the sub-section entitled “AQR Alternative Risk Premia Fund—Portfolio Managers” on page 9 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Jordan Brooks, Ph.D., M.A.	January 1, 2022	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	August 31, 2022	Principal of the Adviser
John J. Huss	August 31, 2022	Principal of the Adviser
Yao Hua Ooi	September 19, 2017	Principal of the Adviser
Nathan Sosner, Ph.D.	May 1, 2019	Principal of the Adviser
Ashwin Thapar	January 1, 2022	Principal of the Adviser

•	the sub-section entitled “AQR Style Premia Alternative Fund—Portfolio Managers” on page 84 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	August 31, 2022	Managing and Founding Principal of the Adviser
Jordan Brooks, Ph.D., M.A.	January 1, 2022	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	October 30, 2013	Principal of the Adviser
John J. Huss	January 1, 2022	Principal of the Adviser
Yao Hua Ooi	January 1, 2020	Principal of the Adviser
Ashwin Thapar	January 1, 2022	Principal of the Adviser

•

the sub-section entitled “Portfolio Managers of the Adviser” beginning on page 143 of the Prospectus, in the section entitled “Management of the Funds,” is hereby deleted in its entirety and replaced with the following:

Portfolio Managers of the Adviser

The Adviser utilizes a team-based and integrated approach to its investment management process, including strategy development, research, portfolio implementation, risk management and trading execution. The Adviser’s investment decisions are based on quantitative analysis of a specified universe of securities or other assets. This quantitative analysis relies on proprietary models to generate views on securities or other assets and applies them in a disciplined and systematic process. The Adviser’s research, portfolio implementation and trading teams supervise the day-to-day execution of these models and continuously research ways to enhance their efficiency. Senior portfolio managers oversee this process while junior portfolio managers and portfolio implementation specialists provide appropriate oversight of the day-to-day details of each Fund’s portfolio.

Each of the portfolio managers listed below is a senior member of the applicable portfolio management team that oversees the Adviser’s investment management process for one or more of the investment strategies employed by the applicable Fund.

Fund	Portfolio Managers
AQR Alternative Risk Premia Fund	Jordan Brooks, Ph.D., M.A.
Andrea Frazzini, Ph.D., M.S.
John J. Huss
Yao Hua Ooi
Nathan Sosner, Ph.D.
Ashwin Thapar

AQR Diversified Arbitrage Fund	Ashwin Thapar

AQR Equity Market Neutral Fund	Clifford S. Asness, Ph.D., M.B.A.
Michele L. Aghassi, Ph.D.
Andrea Frazzini, Ph.D., M.S.
John J. Huss
Lars N. Nielsen, M.Sc.

AQR Macro Opportunities Fund	John M. Liew, Ph.D., M.B.A
Jordan Brooks, Ph.D., M.A.
Yao Hua Ooi
Ashwin Thapar
Jonathan Fader
Erik Stamelos

AQR Long-Short Equity Fund	Clifford S. Asness, Ph.D., M.B.A.
Michele L. Aghassi, Ph.D.
Andrea Frazzini, Ph.D., M.S.
John J. Huss
Lars N. Nielsen, M.Sc.

AQR Managed Futures Strategy Fund	Clifford S. Asness, Ph.D., M.B.A.
John M. Liew, Ph.D., M.B.A.
Jordan Brooks, Ph.D., M.A
Yao Hua Ooi
Ashwin Thapar
Erik Stamelos

AQR Managed Futures Strategy HV Fund	Clifford S. Asness, Ph.D., M.B.A.
John M. Liew, Ph.D., M.B.A.
Jordan Brooks, Ph.D., M.A
Yao Hua Ooi
Ashwin Thapar
Erik Stamelos

AQR Multi-Asset Fund	John M. Liew, Ph.D., M.B.A.
Jordan Brooks, Ph.D., M.A.
John J. Huss
Michael A. Mendelson, M.B.A., S.M.
Lars N. Nielsen, M.Sc.
Yao Hua Ooi

AQR Risk-Balanced Commodities Strategy Fund	Clifford S. Asness, Ph.D., M.B.A.
Jordan Brooks, Ph.D., M.A.
Lars N. Nielsen, M.Sc.
Yao Hua Ooi
Ashwin Thapar

AQR Style Premia Alternative Fund	Clifford S. Asness, Ph.D., M.B.A.
Jordan Brooks, Ph.D., M.A.
Andrea Frazzini, Ph.D., M.S.
John J. Huss
Yao Hua Ooi
Ashwin Thapar

AQR Sustainable Long-Short Equity Carbon Aware Fund	Clifford S. Asness, Ph.D., M.B.A.
John M. Liew, Ph.D., M.B.A.
Michele L. Aghassi, Ph.D.
Andrea Frazzini, Ph.D., M.S.
John J. Huss
Lukasz Pomorski, Ph.D., M.A

Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.

Clifford S. Asness, Ph.D., M.B.A., is the Managing and Founding Principal of the Adviser. Dr. Asness cofounded the Adviser in 1998 and serves as its chief investment officer. He earned a B.S. in economics from the Wharton School and a B.S. in engineering from the Moore School of Electrical Engineering at the University of Pennsylvania, as well as an M.B.A. and a Ph.D. in finance from the University of Chicago.

John M. Liew, Ph.D., M.B.A., is a Founding Principal of the Adviser. Dr. Liew cofounded the Adviser in 1998 where he oversees research and portfolio management and is a member of the firm’s Executive Committee. Dr. Liew earned a B.A. in economics, and an M.B.A. and a Ph.D. in finance, each from the University of Chicago.

Michele L. Aghassi, Ph.D., is a Principal of the Adviser. Dr. Aghassi joined the Adviser in 2005 and serves as a portfolio manager for the firm’s equity strategies. Dr. Aghassi earned a B.Sc. in applied mathematics from Brown University and a Ph.D. in operations research from the Massachusetts Institute of Technology.

Jordan Brooks, Ph.D., M.A., is a Principal of the Adviser. Dr. Brooks joined the Adviser in August 2009 where he is a Co-Head of the Macro Strategies Group. He earned a B.A. in economics and mathematics from Boston College, and an M.A. and a Ph.D., both in economics, from New York University in 2009.

Andrea Frazzini, Ph.D., M.S., is a Principal of the Adviser. Dr. Frazzini joined the Adviser in 2008 and is the Head of the Adviser’s Global Stock Selection team. He earned a B.S. in economics from the University of Rome III, an M.S. in economics from the London School of Economics, and a Ph.D. in economics from Yale University.

John J. Huss is a Principal of the Adviser. Mr. Huss rejoined the Adviser in 2013 and is a researcher and portfolio manager for multi-asset class strategies as well as the firm’s equity strategies. Mr. Huss earned an S.B. in mathematics from the Massachusetts Institute of Technology.

Michael A. Mendelson, M.B.A., S.M., is a Principal of the Adviser. Mr. Mendelson joined the Adviser in July 2005 and is a portfolio manager and member of the firm’s Executive Committee. He earned an S.M. in chemical engineering, an S.B. in chemical engineering, an S.B. in mathematics, and an S.B. in management from M.I.T., along with an M.B.A. from the University of California at Los Angeles.

Lars N. Nielsen, M.Sc., is a Principal of the Adviser. Mr. Nielsen joined the Adviser in 2000, is a portfolio manager and is a member of the firm’s Executive Committee. Mr. Nielsen earned a B.Sc. and M.Sc. in economics from the University of Copenhagen.

Yao Hua Ooi is a Principal of the Adviser. Mr. Ooi joined the Adviser in 2004 and is a Co-Head of the Macro Strategies Group. In this role, he leads the Research and Portfolio Management teams focused on the Adviser’s macro, multi-strategy, and managed futures products. Mr. Ooi earned a B.S. in economics from the Wharton School and a B.S. in engineering from the School of Engineering and Applied Science at the University of Pennsylvania.

Lukasz Pomorski, Ph.D., M.A., is a Managing Director of the Adviser. Dr. Pomorski joined the Adviser in 2014 and is the Head of ESG Research. In this role, he is responsible for the planning and oversight of the Adviser’s responsible investment research efforts across all asset classes. Dr. Pomorski earned a B.A. and M.A. in economics at the Warsaw School of Economics, an M.A. in finance at Tilburg University, and a Ph.D. in finance at the University of Chicago.

Nathan Sosner, Ph.D., is a Principal of the Adviser. Dr. Sosner joined the Adviser in June 2015 and is the Head of the Specialized Investments Group, which focuses on situations where laws and regulations have meaningful effects on trading decisions, portfolio design, and the choice of investment vehicles. He earned a B.A. and M.A. in economics from Tel Aviv University and a Ph.D. in economics from Harvard University.

Ashwin Thapar is a Principal of the Adviser. Mr. Thapar joined the Adviser in 2008 and is a senior researcher and portfolio manager of the Adviser’s Multi-Strategy, Macro Commodities, and Managed Futures portfolios. Mr. Thapar earned a B.Sc. in finance and a B.A. in mathematics from the University of Pennsylvania.

Jonathan Fader is a Managing Director of the Adviser. Mr. Fader joined the Adviser in 2014 and is a portfolio manager for the Global Macro strategy and a member of the discretionary macro research team. Mr. Fader earned a B.S. in applied mathematics-economics from Brown University.

Erik Stamelos is a Managing Director of the Adviser. Mr. Stamelos joined the Adviser in 2014 and is a portfolio manager for the Macro and Multi-Strategy team. Mr. Stamelos earned an A.B. in economics from Harvard University.

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